Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 1,647,387	$ 1,521,938
Fuel, power and water purchased	484,138	393,225
Net revenue	1,163,249	1,128,713
Operating expenses	472,466	450,231
Administrative expenses	52,710	49,640
Depreciation and amortization	260,772	251,314
Gain on foreign exchange	(58)	323
Operating income	377,359	377,205
Interest expense	152,118	155,822
Interest, dividend, equity and other income	(53,139)	(9,238)
Change in value of investment carried at fair value	137,957	0
Other expenses	7,962	55,489
Earnings (loss) before income taxes	132,461	175,132
Property, plant and equipment	6,393,558	6,304,897
Investment carried at fair value	814,530	0
Equity-method investees	30,492	32,267
Total assets	9,388,968	8,395,567
Capital expenditures	466,369	565,103
Revenue related to net hedging gains, not recognized as revenue from contract with customers	14,953
Liberty Utilities Group
Revenue
Revenue	1,400,164	1,290,786
Fuel, power and water purchased	456,974	373,635
Net revenue	943,190	917,151
Operating expenses	401,486	383,380
Administrative expenses	33,234	33,037
Depreciation and amortization	177,719	171,111
Gain on foreign exchange	0	0
Operating income	330,751	329,623
Interest expense	99,063	97,698
Interest, dividend, equity and other income	(5,558)	(4,208)
Change in value of investment carried at fair value	0
Other expenses	5,699	6,087
Earnings (loss) before income taxes	231,547	230,046
Property, plant and equipment	4,210,115	4,023,479
Investment carried at fair value	0
Equity-method investees	959	2,220
Total assets	6,012,641	5,817,599
Capital expenditures	370,221	407,408
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	7,425
Liberty Power Group
Revenue
Revenue	247,223	231,152
Fuel, power and water purchased	27,164	19,590
Net revenue	220,059	211,562
Operating expenses	70,980	66,851
Administrative expenses	18,539	15,992
Depreciation and amortization	82,044	79,183
Gain on foreign exchange	0	0
Operating income	48,496	49,536
Interest expense	50,920	36,646
Interest, dividend, equity and other income	(45,741)	(2,871)
Change in value of investment carried at fair value	0
Other expenses	1,576	1,713
Earnings (loss) before income taxes	41,741	14,048
Property, plant and equipment	2,152,420	2,246,869
Investment carried at fair value	814,530
Equity-method investees	29,273	29,710
Total assets	3,269,786	2,474,293
Capital expenditures	96,148	157,695
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	0	0
Operating expenses	0	0
Administrative expenses	937	611
Depreciation and amortization	1,009	1,020
Gain on foreign exchange	(58)	323
Operating income	(1,888)	(1,954)
Interest expense	2,135	21,478
Interest, dividend, equity and other income	(1,840)	(2,159)
Change in value of investment carried at fair value	137,957
Other expenses	687	47,689
Earnings (loss) before income taxes	(140,827)	(68,962)
Property, plant and equipment	31,023	34,549
Investment carried at fair value	0
Equity-method investees	260	337
Total assets	106,541	103,675
Capital expenditures	$ 0	$ 0